Retirement Plans - Changes in Company's Assets and Related Obligations for its Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Change in projected benefit obligations:
Projected benefit obligations at beginning of the year	$ 269.1	$ 230.1
PLG projected benefit obligations at acquisition date	109.7
Service cost pertaining to benefits earned during the year	7.7	6.5	5.7
Interest cost on projected benefit obligations	15.4	13.4	12.8
Actuarial losses	55.7	30.3
Benefits paid to plan participants	(12.4)	(11.1)
Projected benefit obligations at end of the year	445.2	269.1	230.1
Change in fair value of pension assets:
Fair value of pension assets at beginning of the year	163.1	144.4
PLG fair value of pension assets at acquisition date	72.0
Actual return on plan assets	26.0	(3.9)
Benefits paid to plan participants	(12.4)	(11.1)
Fair value of pension assets at end of the year	277.3	163.1	144.4
Funded status	(167.9)	(106.0)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(2.4)	(2.2)
Non current liabilities	(165.5)	(103.8)
Net amount recognized	(167.9)	(106.0)
Amounts recognized in accumulated other comprehensive loss:
Unrecognized net actuarial loss (amount net of tax: 2012 - $(90,525); 2011 - $(74,272))	(137.9)	(113.8)
Unrecognized prior service cost (amount net of tax: 2012 - $(228); 2011 - $(310))	(0.4)	(0.5)
Net amount recognized	(138.3)	(114.3)
Funded status of pension plans and SERP (supplemental):
Funded status of qualified defined benefit plans and SERP	(167.9)	(106.0)
Nonqualified trust assets (cash surrender value of life insurance) recorded in other assets and intended to satisfy the projected benefit obligation of unfunded SERP obligations	46.7	38.2
Net funded status of pension plans and SERP (supplemental)	(121.2)	(67.8)
Pension [Member]
Change in fair value of pension assets:
Company contributions	26.7	31.8
SERP [Member]
Change in fair value of pension assets:
Company contributions	$ 1.9	$ 1.9